American Century Government Income Trust

PROSPECTUS SUPPLEMENT

CAPITAL PRESERVATION FUND * GOVERNMENT AGENCY MONEY MARKET FUND
GOVERNMENT BOND FUND * INFLATION-ADJUSTED BOND FUND
SHORT-TERM GOVERNMENT FUND * GINNIE MAE FUND

(INVESTOR CLASS/INSTITUTIONAL CLASS)

GOVERNMENT AGENCY MONEY MARKET FUND * GOVERNMENT BOND FUND
INFLATION-ADJUSTED BOND FUND * SHORT-TERM GOVERNMENT FUND
GINNIE MAE FUND

(ADVISOR CLASS/C CLASS)

Supplement dated July 15, 2004 * Prospectuses dated August 1, 2003

THE FOLLOWING REPLACES THE BAR CHART ON PAGE 6 OF THE INVESTOR
CLASS/INSTITUTIONAL CLASS PROSPECTUS.

    GOVERNMENT BOND FUND -- INVESTOR CLASS(1)

    2002            10.90%
    2001             6.75%
    2000            12.63%
    1999            -2.05%
    1998             8.94%
    1997             8.38%
    1996             4.08%
    1995            13.70%
    1994            -2.34%
    1993             7.91%

     (1)  AS OF JUNE 30,  2003,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,
          GOVERNMENT BOND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 2.35%.

THE FOLLOWING REPLACES THE BAR CHART ON PAGE 5 OF THE ADVISOR CLASS/C CLASS
PROSPECTUS.

    GOVERNMENT BOND FUND -- ADVISOR CLASS(1)

    2002            10.63%
    2001             6.48%
    2000            12.35%
    1999            -2.30%
    1998             8.67%

     (1)  AS OF JUNE 30,  2003,  THE END OF THE MOST  RECENT  CALENDAR  QUARTER,
          GOVERNMENT BOND'S ADVISOR CLASS YEAR-TO-DATE RETURN WAS 2.23%.

SH-SPL-39086  0407